Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax Expense

In accordance with the disaggregation requirements of ASU 2023-09 adopted by the Company, income (loss) before income tax expense for the year ended December 31, 2025, is attributable to the following geographic locations:

	For the Years Ended December 31,
	2025	2025
	RMB	US$
PRC	(81,588,226)	(11,666,960)
Cayman	(49,347,867)	(7,056,651)
Hong Kong	4,547	650
Total loss before income tax expense	(130,931,546)	(18,722,961)

For the years ended December 31, 2023 and 2024, which represent periods prior to the adoption of ASU 2023-09, the current and deferred components of income tax expenses which were substantially attributable to the Company’s VIE and VIE’s subsidiaries, are as follows:

For the Years Ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	—	—
Deferred income tax expense	—	—
Total income tax expense	—	—

For the year ended December 31, 2025, following the adoption of ASU 2023-09 on a prospective basis, the current and deferred components of income tax expenses, disaggregated by jurisdiction, are as follows:

	For the Years Ended December 31,
	2025	2025
	RMB	US$
Current income tax expense
PRC	—	—
Cayman	—	—
Hong Kong	375	54
Total current tax expense (benefit)	375	54
Deferred income tax expense
PRC	—	—
Cayman	—	—
Hong Kong	—	—
Total deferred tax expense (benefit)	—	—
Total income tax expense/(benefit)
PRC	—	—
Cayman	—	—
Hong Kong	375	54
Total income tax expense	375	54

Schedule of Reconciliation of Differences Between Statutory Income Tax

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended December 31,
	2023	2024
	%	%
PRC income tax statutory rate	25.00%	25.00%
Non-deductible expenses	(10.76)%	(8.04)%
Non-deductible interest expense	(9.83)%	(6.19)%
Non-deductible entertainment expense	(0.67)%	(1.19)%
Others	(0.26)%	(0.66)%
Effect of preferential tax rate	(6.21)%	(6.40)%
Prior year true up of NOL	(31.15)%	(1.93)%
Expiration of NOL	(2.38)%	(5.42)%
Change in valuation allowance	25.50%	(3.21)%
Income tax expense	—	—

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the year ended December 31, 2025 was as follows (in RMB, except for percentages):

	For the Years Ended December 31, 2025
	RMB	US$	%
Loss before income tax expense	(130,931,546)	(18,722,961)	100.00%
PRC income tax statutory rate	25.00%	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(32,732,887)	(4,680,740)	25.00%
Domestic tax effects
Non-deductible expenses	3,698,281	528,846	(2.82)%
Non-deductible interest expense	2,730,350	390,435	(2.09)%
Non-deductible entertainment expense	675,841	96,644	(0.52)%
Others	292,090	41,767	(0.22)%
Effect of preferential tax rate	6,058,580	866,365	(4.63)%
Prior year true up of NOL	1,073,852	153,559	(0.82)%
Expiration of NOL	7,824	1,120	(0.01)%
Changes in tax rates enacted in the current period	—	—	—
Change in valuation allowance	9,558,144	1,366,796	(7.30)%
Foreign tax effects	12,336,581	1,764,108	(9.42)%
Statutory tax rate diﬀerence between Cayman and PRC	12,336,967	1,764,163	(9.42)%
Statutory tax rate diﬀerence between HK and PRC	(386)	(55)	(0.00)%
Income tax expense	375	54	(0.00)%

Schedule of Income Taxes Paid By Jurisdiction

For the year ended December 31, 2025, following the adoption of ASU 2023-09 on a prospective basis, the income taxes paid by jurisdiction is as follows

For the Years Ended December 31,
	2025	2025
	RMB	US$
PRC	—	—
Cayman	—	—
Hong Kong	—	—
Total	—	—

Schedule of Tax Effects of Temporary Differences and Net Operating Losses

The tax effects of temporary differences and net operating losses that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Credit loss provision	575,804	474,037	67,786
Inventory reserve	121,492	455,194	65,092
Impairment of long-term investment	75,000	—	—
Impairment of fixed asset	—	10,986	1,571
Lease liability	606,798	561,916	80,353
Accrued payroll payable	1,179,467	1,204,540	172,247
Net operating loss carry forwards	82,023,102	91,433,134	13,074,764
Total deferred tax assets	84,581,663	94,139,807	13,461,813
Valuation allowance	(84,581,663)	(94,139,807)	(13,461,813)
Deferred tax assets, net	—	—	—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of the year	83,381,457	84,581,663	12,095,017
Expiration of NOL	(2,023,361)	(7,824)	(1,119)
Addition	4,185,912	10,639,820	1,521,474
Prior year true up of NOL	(720,312)	(1,073,852)	(153,559)
Deregistration	(696)	—	—
Change of tax rates	(241,337)	—	—
Balance at end of the year	84,581,663	94,139,807	13,461,813